Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2023
Series B Debentures, Net of Current Maturities [Abstract]
Schedule of Series B Debentures, Net of Current Maturities
	December 31,
	2023	2022

Series B Debentures	$59,389	$79,186
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(50)	(114)

	$39,543	$59,275